Cash Dividends paid to the Parent Company (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Cash Dividends Received from Consolidated Subsidiaries and Associates
Cash dividends paid to the Parent Company for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Cash dividends received from consolidated subsidiaries	₩	180,708	173,499	159,539
Cash dividends received from associates		18,339	7,583	8,806

	₩	199,047	181,082	168,345